UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC  28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Item 1.  Schedule of Investments

Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 90.9%
	AEROSPACE & DEFENSE – 4.1%
8,000	General Dynamics Corp.	$585,840
6,600	United Technologies Corp.	553,542
		1,139,382
	APPAREL, ACCESSORIES & LUXURY GOODS – 1.9%
3,500	VF Corp.	511,175

	ASSET MANAGEMENT & CUSTODY BANKS – 3.0%
14,500	Bank of New York Mellon Corp./The	320,595
6,000	State Street Corp.	253,380
3,900	T. Rowe Price Group, Inc.	240,201
		814,176
	BROADCASTING – 2.2%
20,490	CBS Corp., Class B	612,651

	BUILDING PRODUCTS – 0.4%
6,380	Fortune Brands Home & Security, Inc.*	123,389

	COMMUNICATIONS EQUIPMENT – 3.9%
30,000	Cisco Systems, Inc.	596,400
90,000	Nokia OYJ ADR	476,100
		1,072,500
	COMPUTER HARDWARE – 3.3%
42,000	Dell, Inc.*	726,600
7,000	Hewlett-Packard Co.	177,170
		903,770
	CONSUMER FINANCE – 1.5%
8,000	American Express Co.	423,120

	DISTILLERS & VINTNERS – 1.3%
6,380	Beam, Inc.	351,410

	ELECTRIC UTILITIES – 8.6%
13,000	American Electric Power Co., Inc.	488,930
20,900	Duke Energy Corp.	437,228
13,000	Exelon Corp.	507,910
10,700	Progress Energy, Inc.	567,956
8,400	Southern Co./The	371,196
		2,373,220
	ELECTRONIC COMPONENTS – 0.9%
20,000	Corning, Inc.	260,800

	ENVIRONMENTAL & FACILITIES SERVICES – 1.3%
10,000	Waste Management, Inc.	349,800

Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	HEALTH CARE EQUIPMENT – 0.6%
3,162	Covidien PLC	$165,215

	HOUSEHOLD PRODUCTS – 5.6%
8,400	Clorox Co./The	567,924
5,000	Kimberly-Clark Corp.	364,400
8,800	Procter & Gamble Co./The	594,176
		1,526,500
	INDUSTRIAL CONGLOMERATES – 2.8%
5,100	3M Co.	446,760
2,300	Danaher Corp.	121,509
4,000	Tyco International Ltd.	207,280
		775,549
	INDUSTRIAL MACHINERY – 1.5%
10,200	Ingersoll-Rand PLC	406,776

	INTEGRATED OIL & GAS – 1.5%
4,700	Exxon Mobil Corp.	406,550

	INTEGRATED TELECOMMUNICATION SERVICES – 4.2%
21,100	AT&T, Inc.	645,449
10,000	Verizon Communications, Inc.	381,100
10,000	Windstream Corp.	120,800
		1,147,349
	INTERNET SOFTWARE & SERVICES – 2.4%
45,000	Yahoo!, Inc.*	667,350

	IT CONSULTING & OTHER SERVICES – 2.5%
3,500	International Business Machines Corp.	688,555

	MANAGED HEALTH CARE – 1.0%
4,300	WellPoint, Inc.	282,209

	MOVIES & ENTERTAINMENT – 3.9%
44,500	News Corp., Class A	884,215
5,166	Time Warner, Inc.	192,227
		1,076,442
	MULTI-SECTOR HOLDINGS – 3.0%
28,800	Leucadia National Corp.	820,512

	OTHER DIVERSIFIED FINANCIAL SERVICES – 1.3%
9,000	JPMorgan Chase & Co.	353,160

	PACKAGED FOODS & MEATS – 3.2%
9,000	Kraft Foods, Inc., Class A	342,630
16,400	Unilever PLC ADR	532,508
		875,138

Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	PHARMACEUTICALS – 8.7%
5,000	Bristol-Myers Squibb Co.	$160,850
9,000	GlaxoSmithKline PLC ADR	398,790
10,050	Johnson & Johnson	654,054
13,820	Merck & Co., Inc.	527,510
31,000	Pfizer, Inc.	654,100
		2,395,304
	PROPERTY & CASUALTY INSURANCE – 3.9%
3	Berkshire Hathaway, Inc., Class A*	353,802
21,400	Progressive Corp./The	458,388
4,300	Travelers Cos., Inc./The	249,271
		1,061,461
	PUBLISHING – 1.3%
11,900	Thomson Reuters Corp.	344,862

	RESTAURANTS – 1.5%
4,225	McDonald's Corp.	419,458

	SEMICONDUCTORS – 1.6%
16,000	Intel Corp.	430,080

	SPECIALTY STORES – 2.4%
45,000	Staples, Inc.	659,700

	SYSTEMS SOFTWARE – 5.6%
11,500	Microsoft Corp.	365,010
25,000	Oracle Corp.	731,750
24,000	Symantec Corp.*	428,160
		1,524,920
	TOTAL COMMON STOCKS (Cost $20,979,140)	24,962,483

	EXCHANGE-TRADED FUNDS – 1.8%

	GOLD – 1.8%
30,000	iShares Gold Trust*	494,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	494,400

	SHORT-TERM INVESTMENTS – 6.9%
1,887,734	Invesco Short Term Investment Prime Portfolio, 0.06%**	1,887,734
	SHORT-TERM INVESTMENTS (Cost $1,887,734)	1,887,734

Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

TOTAL INVESTMENTS – 99.6% (Cost $23,162,644)	27,344,617
Other Assets in Excess of Liabilities – 0.4%	113,361

TOTAL NET ASSETS –100.0%	$27,457,978

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 29, 2012.

See accompanying Notes to Schedule of Investments.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 75.7%
	AEROSPACE & DEFENSE – 4.7%
15,000	Alliant Techsystems, Inc.	$900,000
24,500	Cubic Corp.	1,171,100
75,262	Ducommun, Inc.*	1,149,251
		3,220,351
	AGRICULTURAL PRODUCTS – 1.5%
61,700	Darling International, Inc.*	986,583

	APPAREL RETAIL – 1.9%
48,000	Cato Corp./The, Class A	1,301,280

	APPAREL, ACCESSORIES & LUXURY GOODS – 2.3%
67,026	Delta Apparel, Inc.*	1,098,556
20,000	G-III Apparel Group Ltd.*	498,400
		1,596,956
	ASSET MANAGEMENT & CUSTODY BANKS – 1.0%
76,400	Janus Capital Group, Inc.	673,848

	COAL & CONSUMABLE FUELS – 1.1%
560,592	USEC, Inc.*	751,193

	COMMUNICATIONS EQUIPMENT – 3.5%
12,850	Bel Fuse, Inc., Class B	224,618
28,400	Plantronics, Inc.	1,059,320
268,000	Tellabs, Inc.	1,061,280
		2,345,218
	COMPUTER & ELECTRONICS RETAIL – 1.6%
153,500	RadioShack Corp.	1,088,315

	COMPUTER STORAGE & PERIPHERALS – 0.8%
89,223	Imation Corp.*	557,644

	CONSTRUCTION & ENGINEERING – 1.3%
20,000	URS Corp.*	873,000

	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS – 1.8%
52,626	Oshkosh Corp.*	1,226,712

	DATA PROCESSING & OUTSOURCED SERVICES – 2.3%
29,000	DST Systems, Inc.	1,537,000

	DIVERSIFIED METALS & MINING – 0.5%
29,100	Horsehead Holding Corp.*	331,740

	DIVERSIFIED SUPPORT SERVICES – 1.8%
20,000	Unifirst Corp.	1,201,600

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	ELECTRIC UTILITIES – 0.8%
12,350	MGE Energy, Inc.	$541,671

	ELECTRONIC COMPONENTS – 0.6%
31,856	Vishay Intertechnology, Inc.*	390,555

	ELECTRONIC MANUFACTURING SERVICES – 3.9%
25,400	Park Electrochemical Corp.	723,900
88,900	Radisys Corp.*	665,861
105,100	TTM Technologies, Inc.*	1,230,721
		2,620,482
	FOOD RETAIL – 0.4%
3,317	Arden Group, Inc., Class A	297,004

	FOOTWEAR – 1.3%
262,841	K-Swiss, Inc., Class A*	875,260

	GAS UTILITIES – 5.9%
28,520	New Jersey Resources Corp.	1,331,599
33,900	Piedmont Natural Gas Co., Inc.	1,098,360
20,000	South Jersey Industries, Inc.	1,040,000
20,000	UGI Corp.	565,000
		4,034,959
	HEALTH CARE DISTRIBUTORS – 1.8%
41,080	Owens & Minor, Inc.	1,230,757

	HEALTH CARE EQUIPMENT – 2.1%
45,000	STERIS Corp.	1,412,100

	HEALTH CARE SUPPLIES – 0.8%
2,703	Atrion Corp.	556,818

	INDUSTRIAL MACHINERY – 5.7%
14,978	Chart Industries, Inc.*	1,024,345
20,875	Graco, Inc.	1,068,383
43,202	Hurco Cos., Inc.*	1,029,504
15,300	Robbins & Myers, Inc.	746,793
		3,869,025
	IT CONSULTING & OTHER SERVICES – 1.0%
36,819	Unisys Corp.*	687,779

	MULTI-LINE INSURANCE – 2.1%
82,600	Horace Mann Educators Corp.	1,431,458

	OFFICE SERVICES & SUPPLIES – 1.1%
26,718	United Stationers, Inc.	775,891

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	OIL & GAS EXPLORATION & PRODUCTION – 0.2%
20,000	Vaalco Energy, Inc.*	$157,800

	PACKAGED FOODS & MEATS – 2.0%
25,330	Imperial Sugar Co.	145,647
25,000	Sanderson Farms, Inc.	1,230,000
		1,375,647
	PERSONAL PRODUCTS – 3.2%
31,700	Inter Parfums, Inc.	534,779
97,600	Prestige Brands Holdings, Inc.*	1,610,400
		2,145,179
	PROPERTY & CASUALTY INSURANCE – 8.1%
45,889	American Safety Insurance Holdings Ltd.*	886,116
20,000	Harleysville Group, Inc.	1,132,200
68,687	Hilltop Holdings, Inc.*	565,981
12,500	ProAssurance Corp.	1,097,000
25,900	RLI Corp.	1,814,554
		5,495,851
	PUBLISHING – 3.0%
3,961	Meredith Corp.	130,317
35,545	Scholastic Corp.	1,086,611
33,637	Valassis Communications, Inc.*	840,252
		2,057,180
	REINSURANCE – 0.9%
15,456	Endurance Specialty Holdings Ltd.	594,438

	SEMICONDUCTORS – 0.8%
50,801	Micrel, Inc.	542,047

	SPECIALTY STORES – 1.0%
50,000	Big 5 Sporting Goods Corp.	389,500
107,800	Books-A-Million, Inc.	282,436
		671,936
	SYSTEMS SOFTWARE – 0.7%
82,916	Pervasive Software, Inc.*	498,325

	TECHNOLOGY DISTRIBUTORS – 2.2%
28,000	Tech Data Corp.*	1,497,440

	TOTAL COMMON STOCKS (Cost $44,083,563)	51,451,042

	MUTUAL FUNDS – 1.6%
46,900	Central Fund of Canada Ltd., Class A***	1,072,603

	TOTAL MUTUAL FUNDS (Cost $622,900)	1,072,603

Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 02/29/2012 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 22.7%
15,465,736	Invesco Short Term Investment Prime Portfolio, 0.06%**	$15,465,736

	SHORT-TERM INVESTMENTS (Cost $15,465,736)	15,465,736

	TOTAL INVESTMENTS – 100.0% (Cost $60,172,199)	67,989,381
	Other Assets in Excess of Liabilities – 0.0%	5,375

	TOTAL NET ASSETS –100.0%	$67,994,756

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 29, 2012.
***	Passive foreign investment company.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

Federal Tax Information

At February 29, 2012, the gross unrealized appreciation (depreciation) on investments based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$23,162,644	$60,172,199

Gross unrealized appreciation	$4,922,987	$12,048,326
Gross unrealized depreciation	(741,014)	(4,231,144)
Net unrealized appreciation on investments	$4,181,973	$7,817,182

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting policies generally accepted in the United States of America ("GAAP"), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 29, 2012. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of February 29, 2012:

Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	24,962,483	-	-	24,962,483
Exchange Traded Funds	494,400	-	-	494,400
Short – Term Investments	1,887,734	-	-	1,887,734
Total	27,344,617	-	-	27,344,617

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks*	51,451,042	-	-	51,451,042
Mutual Funds	1,072,603	-	-	1,072,603
Short – Term Investments	15,465,736	-	-	15,465,736
Total	67,989,381	-	-	67,989,381

*   All sub-categories within common stocks represent Level 1 evaluation status.  See Schedules of Investments for industry categories.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 24, 2012

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 24, 2012